INCOME TAXES (Details 2) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income/(loss) before taxes
Canada	247,856	(74,946)	220,259
United States	189,048	161,564	(763,947)
Income/(loss) before taxes	436,904	86,618	(543,688)
Reconciliation of income taxes calculated at the Canadian statutory rate to the actual income taxes
Canadian statutory rate (as a percent)	25.35%	25.35%	25.32%
Expected income tax expense/(recovery)	110,755	21,958	(137,662)
Impact on taxes resulting from:
Foreign tax rate differential	11,242	10,407	(106,858)
Statutory and other rate differences	(38)	(1,976)	(7,828)
Change in valuation allowance	8,007	(690)	(11,082)
Non-taxable capital (gains)/losses	8,318	4,884	(12,248)
Share-based compensation	2,636	2,335	2,574
Other	(3,092)	1,724	113
Income Tax Expense (Benefit)	137,828	38,642	(272,991)